Other employee benefits (Schedule of additional information about other employee benefit plans) - (Details) - Other employee benefits [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Other Employee Benefits [Line Items]
Opening defined benefit obligation	$ 116,696	$ 93,528
Current service cost	4,140	3,060
Past service cost	0	0
Interest cost	3,478	3,600
Effects of movements in exchange rates	2,423	4,864
Remeasurement actuarial (gains)/losses:
Arising from changes in demographic assumptions	(4,460)	0
Arising from changes in financial assumptions	10,043	14,094
Arising from experience adjustments	(489)	87
Benefits paid	(2,215)	(2,537)
Closing defined benefit obligation	$ 129,616	$ 116,696